UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Marshall Wace Asia Ltd.
Address: 2812-2815, 28th Fl., 1 Harbour View Rd., One International Finance Centre, Central, Hong Kong

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Messiana
Title:     Head of Operations - Americas
Phone:     203.625.3200
Signature, Place and Date of Signing:

      August 14, 2012


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    135056(*1000)

                                                               FORM 13F INFORMATION TABLE
                                                               VALUE     SHARES/ SH/ PUT/     INVSTMT   OTHER     VOTING AUTHORITY
          NAME OF ISSUER      TITLE OF CLASS     CUSIP        x($1000)  PRN AMT  PRN CALL     DISCRETN MANAGERS  SOLE  SHARED  NONE
  ---------------------------- ---------------- --------- 	-------- -------- --- ----   -------- --------- ------ -------- -
D	AMERICAN EXPRESS	COMMON STOCK	025816109	7944	136469	SH		SOLE	0	136469	0	0
D	CAPITAL ONE FINA	COMMON STOCK	14040H105	19595	358488	SH		SOLE	0	358488	0	0
D	CITIGROUP INC		COMMON STOCK	172967424	30160	1100340	SH		SOLE	0	1100340	0	0
D	FOCUS MEDIA-ADR		ADRS STOCK	34415V109	78	3321	SH		SOLE	0	3321	0	0
D	HUNTINGTON BANC		COMMON STOCK	446150104	9936	1552461	SH		SOLE	0	1552461	0	0
D	IPATH-S&P S/T FU	ETF STOCK	06740C261	2118	139227	SH		SOLE	0	139227	0	0
D	KEYCORP			COMMON STOCK	493267108	17804	2300321	SH		SOLE	0	2300321	0	0
D	QUALCOMM INC		COMMON STOCK	747525103	289	5189	SH		SOLE	0	5189	0	0
D	SINA CORP		COMMON STOCK	KYG814771047	434	8386	SH		SOLE	0	8386	0	0
D	SUNTRUST BANKS		COMMON STOCK	867914103	32821	1354574	SH		SOLE	0	1354574	0	0
D	TELEKOMUNIKA-ADR	ADRS STOCK	715684106	66	1900	SH		SOLE	0	1900	0	0
D	US BANCORP		COMMON STOCK	902973304	13810	429406	SH		SOLE	0	429406	0	0
S REPORT SUMMARY                12 DATA RECORDS              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED